Accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable, Current [Abstract]
Schedule of Accounts Payable
The following is a summary of accounts payable:

	As of December 31,
	2017	2018
	RMB	RMB
Payable for advertisement fees	447,116	701,629
Rebate payable to sales agents	135,028	142,663
Payable related to purchases of property and equipment	9,001	4,434
Others	33,155	38,832
Total	624,300	887,558